Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Cash Reserves))	0 Months Ended
	Nov. 21, 2012
Class A
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.20%
Other Expenses	0.29%
Total Annual Fund Operating Expenses	0.95%
Fee Waiver and/or Expense Reimbursement	(0.64%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.31%
Class B
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.38%
Total Annual Fund Operating Expenses	1.59%
Fee Waiver and/or Expense Reimbursement	(1.29%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Class C
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.75%
Other Expenses	0.30%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement	(1.21%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%
Class N
Operating Expenses:
Management Fees	0.46%
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.31%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement	(0.97%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.30%

[1]	After discussions with the Fund's Board of Trustees, the Manager has voluntarily agreed to limit the Fund's management fee so that the fees do not exceed an annual rate of 0.40% of the daily net assets for each class of shares. The Manager has also voluntarily undertaken to waive fees and/or reimburse expenses to the extent necessary to assist the Fund in attempting to maintain a positive yield. There is no guarantee that the Fund will maintain a positive yield. The Manager is permitted to recapture previously waived and/or reimbursed fees in any given fiscal year if the recapture would not: (1) cause the Fund to generate a negative daily yield, and (2) exceed amounts previously waived and/or reimbursed under this arrangement during the current and prior three fiscal years. The reimbursement to the Manager of such previous waivers and reimbursements would not include any portion of distribution and/or service fees. This recapture could negatively affect each share class's future yield. The Distributor has voluntarily agreed to set the fee rate it is entitled to receive under the Distribution and/or Service Plans for Class A, Class B, Class C, and Class N shares at 0.00%. Each of these undertakings may not be amended or withdrawn until one year from the date of this prospectus.